Document And Entity Information	12 Months Ended
Sep. 30, 2014
Document Information [Line Items]
Entity Registrant Name	General Agriculture Corp
Entity Central Index Key	0001519894
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2014